Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,170	$ 4,666
Less accumulated depreciation	(2,875)	(2,314)
Property, plant and equipment, net of accumulated depreciation	2,295	2,352	$ 2,922
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	166	165
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,200	1,146
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	9 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	50 years
Machinery and Installations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,179	2,959
Machinery and Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years
Machinery and Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	10 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 453	278
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	1 year
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 172	$ 118